Quarterly Holdings Report
for
Fidelity® Real Estate High Income Fund
February 29, 2024
REHI-NPRT1-0424
1.814099.119
Nonconvertible Bonds - 2.5%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 2.3%
American Tower Corp.:
4.05% 3/15/32	1,785,000	1,623,633
5.65% 3/15/33	2,000,000	2,012,978
Invitation Homes Operating Partnership LP 5.5% 8/15/33	2,455,000	2,424,899
NNN (REIT), Inc. 5.6% 10/15/33	2,485,000	2,478,179
Safehold Operating Partnership LP 6.1% 4/1/34	1,420,000	1,405,189
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (b)	1,635,000	1,692,385
TOTAL HOMEBUILDERS/REAL ESTATE		11,637,263
Hotels - 0.2%
Times Square Hotel Trust 8.528% 8/1/26 (b)	1,086,094	1,082,442
TOTAL NONCONVERTIBLE BONDS (Cost $12,577,047)		12,719,705

Asset-Backed Securities - 2.0%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(c)(d)(e)	2,506,006	25
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, CME Term SOFR 1 Month Index + 1.610% 6.9511% 3/20/50 (b)(c)(e)(f)	750,000	0
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5511% 3/20/50 (b)(c)(e)(f)	2,670,000	0
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(c)(e)(f)(g)	3,078,262	0
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	2,027,245	1,775,184
Series 2021-1 Class F, 3.325% 9/17/41 (b)	886,824	698,910
Series 2021-2 Class G, 4.505% 12/17/26 (b)	5,324,448	4,668,219
Series 2021-3 Class F, 4.242% 1/17/41 (b)	1,217,266	1,039,897
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (b)	1,250,000	1,136,056
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 10.0342% (b)(c)(e)(f)(g)	6,610,081	1
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	672,000	601,044
TOTAL ASSET-BACKED SECURITIES (Cost $17,687,733)		9,919,336

Collateralized Mortgage Obligations - 0.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2134% 2/10/48 (c)	1,587,000	1,446,657
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(c)(e)	25,805	2,929
TOTAL PRIVATE SPONSOR		1,449,586
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6745% 2/25/42 (b)(c)(e)	20,906	8,726
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.4054% 1/25/42 (b)(c)(e)	18,395	1,587
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.8378% 6/25/43 (c)(e)(h)	73,934	22,224
Class 2B5, 3.8378% 6/25/43 (c)(h)	7,787	435
TOTAL U.S. GOVERNMENT AGENCY		32,972
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,430,795)		1,482,558

Commercial Mortgage Securities - 93.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust Series 2015-200P Class F, 3.5958% 4/14/33 (b)(c)	2,588,000	2,398,390
BANK sequential payer:
Series 2021-BN35 Class A5, 2.285% 6/15/64	2,650,000	2,187,124
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,895,000	1,622,443
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	1,664,000	1,054,409
Class E, 2.5% 6/15/55 (b)(e)	1,302,000	740,770
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	2,326,000	2,214,613
Series 2023-BNK45 Class C, 6.2791% 2/15/56 (c)	990,000	993,702
Bank sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	2,458,000	2,559,181
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	2,308,000	1,505,452
Series 2017-BNK8 Class E, 2.8% 11/15/50 (b)	2,625,000	963,980
Series 2018-BN10:
Class B, 4.078% 2/15/61 (c)	1,035,000	942,162
Class C, 4.163% 2/15/61 (c)	2,936,000	2,607,464
Series 2019-BN22 Class D, 2.5% 11/15/62 (b)	2,465,000	1,660,359
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	921,000	602,065
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	717,000	584,102
Class E, 2.5% 3/15/63 (b)	903,000	547,712
Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (c)(e)	3,921,000	1,568,667
Series 2021-BN33 Class B, 2.893% 5/15/64	903,000	732,643
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	2,614,000	1,652,907
Series 2022-BNK44:
Class A/S, 5.7451% 11/15/55 (c)	1,225,000	1,230,553
Class C, 5.7451% 11/15/55 (c)	5,014,000	4,534,824
Bank Series 2023-BNK46:
Class B, 6.7735% 8/15/56 (c)	1,675,000	1,784,850
Class C, 6.7735% 8/15/56 (c)	738,000	748,771
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/49 (b)	726,000	558,916
Bank5 2023-5Yr3 Series 2023-5YR3:
Class A/S, 7.3154% 9/15/56 (c)	956,000	1,022,906
Class B, 7.3154% 9/15/56 (c)	597,000	627,973
Class C, 7.3154% 9/15/56 (c)	597,000	596,425
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.5344% 12/15/56 (c)	1,034,000	1,034,068
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (b)	726,000	502,665
BBCMS 2021-Agw Mtg Trust sequential payer Series 2024-C24:
Class B, 5.718% 2/15/57	681,000	681,861
Class C, 6% 2/15/57	292,000	286,631
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)	3,013,000	1,626,120
Series 2022-C14 Class A5, 2.946% 2/15/55	3,302,000	2,822,758
Series 2022-C17:
Class A5, 4.441% 9/15/55	2,719,000	2,594,507
Class D, 2.5% 9/15/55 (b)	1,200,000	715,600
Series 2022-C18 Class A5, 5.71% 12/15/55	3,150,000	3,280,717
Series 2023-C19 Class A5, 5.451% 4/15/56	2,015,000	2,063,252
Series 2023-C20 Class A5, 5.576% 7/15/56	1,690,000	1,747,868
Series 2023-C21 Class A/S, 6.2963% 9/15/56 (c)	1,196,000	1,259,739
Series 2023-C22 Class C, 7.1261% 11/15/56 (c)	2,851,000	2,995,695
Series 2016-ETC Class D, 3.6089% 8/14/36 (b)(c)	1,749,000	1,431,277
Series 2020-C7:
Class A/S, 2.444% 4/15/53	225,000	184,227
Class B, 3.152% 4/15/53	853,000	685,383
Series 2022-C15, Class A5, 3.662% 4/15/55	3,015,000	2,704,597
Series 2022-C16 Class A5, 4.6% 6/15/55	4,573,000	4,415,069
Series 2022-C17 Class B, 4.889% 9/15/55	1,491,000	1,370,496
Series 2022-C18, Class B, 6.149% 12/15/55 (c)	1,890,000	1,901,625
Series 2023 C19 Class B, 6.3326% 4/15/56 (c)	1,080,000	1,073,020
Series 2023-5C23 Class B, 7.4547% 12/15/56 (c)	1,469,000	1,546,876
Series 2023-C21 Class C, 6.2963% 9/15/56 (c)	2,386,000	2,268,711
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5:
Class B, 6.0594% 1/10/57 (c)	702,000	704,330
Class C, 6.9726% 1/10/57 (c)	856,000	873,968
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(c)	1,680,000	33,752
Class 225E, 3.2943% 12/15/62 (b)(c)(e)	1,132,000	11,653
Series 2021-B29, Class A5, 2.3879% 9/15/54	2,055,000	1,693,508
Series 2022-B33 Class A5, 3.4582% 3/15/55	2,477,000	2,185,394
Series 2023-B39 Class A5, 5.7536% 7/15/56	2,714,000	2,830,152
Series 2023-C5 Class A5, 5.7653% 6/15/56	1,463,000	1,526,122
Series 2018-B7 Class D, 3% 5/15/53 (b)(c)	833,000	589,713
Series 2019-B12 Class B, 3.5702% 8/15/52	1,186,000	997,488
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (b)(c)	4,074,000	3,572,529
Class D, 2.25% 7/15/53 (b)	1,500,000	897,914
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	662,000	528,485
Class D, 2% 12/17/53 (b)(e)	1,638,000	972,761
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(c)	3,049,000	2,084,160
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (b)(c)	6,055,000	3,874,679
Class 300E, 2.9942% 4/15/54 (b)(c)	1,113,000	732,723
Series 2022 B37 Class B, 5.7508% 11/15/55 (c)	980,000	940,518
Series 2022-B35 Class D, 2.5% 5/15/55 (b)(e)	3,003,000	1,765,530
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	1,190,000	1,110,447
Class D, 2.5% 7/15/55 (b)	1,872,000	1,053,866
Series 2022-B37 Class C, 5.9426% 11/15/55 (c)	2,090,000	1,735,335
Series 2023 B38 Class B, 6.2446% 4/15/56 (c)	1,351,000	1,349,355
Series 2023-B39 Class C, 6.5746% 7/15/56 (c)	1,859,000	1,842,307
Series 2023-V4:
Class B, 7.4604% 11/15/56 (c)	1,075,000	1,135,335
Class C, 7.4604% 11/15/56 (c)	1,075,000	1,100,672
BLP Commercial Mortgage Trust floater Series 2024-IND2 Class D, CME Term SOFR 1 Month Index + 2.590% 7.8904% 3/15/41 (b)(c)(f)	968,000	968,303
BMO 2024-5C3 Mortgage Trust Series 2024-5C3:
Class B, 6.5567% 2/15/57 (c)	944,000	965,504
Class C, 6.8592% 2/15/57 (c)	249,000	249,708
BMO Mortgage Trust:
sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	3,142,000	2,769,485
Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (b)(c)(e)	1,638,000	1,037,063
Class 360E, 3.9387% 2/17/55 (b)(c)	1,970,000	1,192,862
Series 2023-5C1:
Class A/S, 7.1177% 8/15/56 (c)	3,276,000	3,436,543
Class B, 6.96% 8/15/56 (c)	553,000	561,974
Series 2023-5C2 Class A5, 7.244% 11/15/56 (c)	2,377,000	2,536,401
Series 2023-C4:
Class B, 5.3961% 2/15/56 (c)	1,186,000	1,168,556
Class C, 5.8632% 2/15/56 (c)	2,468,000	2,407,222
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (c)	1,229,000	1,298,994
BX Commercial Mortgage Trust:
floater:
Series 2019-XL Class J, CME Term SOFR 1 Month Index + 2.760% 8.0821% 10/15/36 (b)(c)(f)	13,777,650	13,441,816
Series 2020-VKNG:
Class F, CME Term SOFR 1 Month Index + 2.860% 8.1825% 10/15/37 (b)(c)(f)	950,600	930,007
Class G, CME Term SOFR 1 Month Index + 3.360% 8.6825% 10/15/37 (b)(c)(f)	1,258,600	1,219,885
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7275% 11/15/38 (b)(c)(f)	2,502,734	2,429,854
Series 2021-LBA:
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8325% 2/15/36 (b)(c)(f)	458,000	443,635
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.4325% 2/15/36 (b)(c)(f)	1,033,000	988,506
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 8.5193% 4/15/34 (b)(c)(f)	1,572,000	1,308,139
Series 2021-PAC Class G, CME Term SOFR 1 Month Index + 3.060% 8.3786% 10/15/36 (b)(c)(f)	3,192,000	3,051,127
Series 2021-SOAR:
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2325% 6/15/38 (b)(c)(f)	3,248,498	3,167,285
Class J, CME Term SOFR 1 Month Index + 3.860% 9.1825% 6/15/38 (b)(c)(f)	2,648,232	2,583,066
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2348% 5/1/38 (b)(c)(f)	2,590,224	2,538,419
Class G, CME Term SOFR 1 Month Index + 4.060% 9.3848% 5/1/38 (b)(c)(f)	3,774,607	3,715,687
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8321% 9/15/36 (b)(c)(f)	1,677,000	1,652,909
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2821% 9/15/36 (b)(c)(f)	4,955,000	4,847,949
Series 2022-LBA6 Class F, CME Term SOFR 1 Month Index + 3.350% 8.6676% 1/15/39 (b)(c)(f)	4,315,000	4,252,430
Series 2024-MF:
Class D, CME Term SOFR 1 Month Index + 2.680% 7.9898% 2/15/39 (b)(c)(f)	814,000	814,000
Class E, CME Term SOFR 1 Month Index + 3.730% 9.0383% 2/15/39 (b)(c)(f)	1,831,000	1,834,385
Series 2019-OC11 Class E, 3.944% 12/9/41 (b)(c)	14,678,000	12,418,842
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(c)	9,422,000	7,898,555
Class E, 3.5488% 3/11/44 (b)(c)	8,563,000	6,959,453
BX Commercial Mortgage Trust 2024-Xl4 floater Series 2024-XL4 Class E, CME Term SOFR 1 Month Index + 4.180% 9.5057% 2/15/39 (b)(c)(f)	2,000,000	1,999,000
BX Trust floater Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4325% 1/15/34 (b)(c)(f)	639,062	626,853
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3325% 1/15/34 (b)(c)(f)	319,531	310,352
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (b)(c)	709,000	396,761
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, CME Term SOFR 1 Month Index + 3.540% 8.865% 12/15/37 (b)(c)(f)	8,968,000	8,842,467
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (b)	4,073,000	1,398,862
Citigroup Commercial Mortgage Trust:
Series 2020-420K:
Class D, 3.3118% 11/10/42 (b)(c)	536,000	440,997
Class E, 3.3118% 11/10/42 (b)(c)	2,081,000	1,657,358
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	3,129,000	1,800,242
Series 2023-PRM3 Class D, 6.3597% 7/10/28 (b)(c)	1,383,000	1,329,819
Series 2023-SMRT Class D, 5.8524% 10/12/40 (b)(c)	2,611,000	2,513,636
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, CME Term SOFR 1 Month Index + 5.350% 10.6703% 9/15/33 (b)(c)(e)(f)	1,487,000	584,393
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,840,000	2,570,206
Series 2012-CR1:
Class D, 5.1686% 5/15/45 (b)(c)	2,257,842	1,754,639
Class G, 2.462% 5/15/45 (b)(e)	590,805	8,876
Series 2014-CR17 Class E, 4.791% 5/10/47 (b)(c)	589,000	454,221
Series 2014-CR20:
Class AM, 3.938% 11/10/47	299,000	289,246
Class C, 4.4468% 11/10/47 (c)	1,003,000	944,831
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)	4,405,000	3,774,058
Series 2015-LC19 Class B, 3.829% 2/10/48	192,000	179,521
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	356,070	238,218
Series 2019-CD4 Class C, 4.3497% 5/10/50 (c)	1,920,000	1,467,046
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	1,146,000	862,131
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7277% 11/10/49 (c)(e)	1,680,000	881,897
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.535% 8/15/45 (b)(c)	1,475,732	1,433,685
Class F, 4.25% 8/15/45 (b)	2,540,000	2,057,403
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)	1,556,000	739,102
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 2.9968% 11/13/39 (b)(c)	1,785,000	1,149,161
Class F, 2.9968% 11/13/39 (b)(c)	2,772,000	1,622,147
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.649% 6/15/34 (b)(e)(f)	2,561,600	1,137,138
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.8917% 5/15/26 (b)(c)(f)	3,269,728	2,979,768
CSAIL Commercial Mortgage Trust Series 2019-C18 Class A/S, 3.3214% 12/15/52	921,000	792,065
CSMC Series 2019-UVIL Class E, 3.2833% 12/15/41 (b)(c)	5,161,000	4,014,353
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.648% 10/15/51 (c)	777,000	652,862
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(c)	1,000,000	547,711
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (b)(c)	1,029,000	557,670
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class D, 6.9552% 1/15/41 (b)(c)	3,635,000	3,436,654
Class E, 5.9685% 1/15/41 (b)(c)	769,000	669,785
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class G, CME Term SOFR 1 Month Index + 3.230% 8.5485% 11/15/38 (b)(c)(f)	1,248,547	1,202,638
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0474% 11/15/38 (b)(c)(f)	4,564,687	4,365,248
FS Commercial Mortgage Trust Series 2023-4SZN:
Class C, 8.1209% 11/10/39 (b)(c)	2,568,000	2,660,943
Class D, 9.0801% 11/10/39 (b)(c)	594,000	614,133
GS Mortgage Securities Trust:
sequential payer Series 2023-SHIP:
Class D, 6.0706% 9/10/38 (b)(c)	1,969,000	1,924,679
Class E, 7.4336% 9/10/38 (b)(c)	2,460,000	2,401,015
Series 2010-C1 Class B, 5.148% 8/10/43 (b)	100,478	99,987
Series 2011-GC5:
Class D, 5.1526% 8/10/44 (b)(c)	1,929,752	699,703
Class E, 5.1526% 8/10/44 (b)(c)	2,432,000	271,735
Class F, 4.5% 8/10/44 (b)(e)	4,308,000	12,924
Series 2012-GCJ9 Class D, 4.7543% 11/10/45 (b)(c)	3,489,883	3,182,501
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	2,058,050	1,750,699
Series 2019-GC38 Class D, 3% 2/10/52 (b)	1,162,000	861,327
Series 2019-GC39 Class D, 3% 5/10/52 (b)	2,830,000	1,651,167
Series 2019-GC42:
Class C, 3.6917% 9/10/52 (c)	831,000	674,758
Class D, 2.8% 9/10/52 (b)	2,307,000	1,513,123
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)	2,499,000	1,719,584
Series 2020-GC45 Class SWD, 3.2185% 12/13/39 (b)(c)	1,764,000	1,320,595
Series 2020-GC47 Class D, 3.4535% 5/12/53 (b)(c)	756,000	498,149
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(c)	5,078,000	4,690,697
Class F, 4.1935% 11/5/38 (b)(c)	5,977,000	5,447,648
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	1,274,287	1,141,568
Class F, 4.101% 9/17/39 (b)	206,768	182,702
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	2,083,000	1,931,909
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	604,000	571,003
Series 2015-C32 Class C, 4.6665% 11/15/48 (c)	1,500,000	864,366
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3828% 12/15/49 (b)(c)	2,418,000	1,673,781
JPMDB Commercial Mortgage Securities Trust:
Series 2018-C8 Class D, 3.2637% 6/15/51 (b)(c)	1,171,000	789,898
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)	1,354,000	796,919
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)(e)	1,535,000	651,494
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2021-MHC Class E, CME Term SOFR 1 Month Index + 2.560% 7.8825% 4/15/38 (b)(c)(f)	3,060,000	3,014,158
sequential payer Series 2019-OSB:
Class A, 3.3973% 6/5/39 (b)	1,696,000	1,515,113
Class D, 3.7828% 6/5/39 (b)(c)	984,000	842,817
Series 2011-C3:
Class E, 5.5255% 2/15/46 (b)(c)(e)	3,008,000	1,278,456
Class G, 4.409% 2/15/46 (b)(c)	1,082,000	125,500
Class H, 4.409% 2/15/46 (b)(c)(e)	2,622,000	181,272
Series 2012-CBX:
Class E, 4.6896% 6/15/45 (b)(c)	3,050,342	2,683,323
Class F, 4% 6/15/45 (b)(e)	3,743,000	2,981,923
Class G 4% 6/15/45 (b)(e)	4,129,000	2,793,957
Series 2013-LC11:
Class D, 4.2033% 4/15/46 (c)	3,677,000	1,654,916
Class E, 3.25% 4/15/46 (b)(c)	104,000	28,309
Class F, 3.25% 4/15/46 (b)(c)(e)	5,894,000	377,805
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)(e)	3,213,000	8,047
Class E, 3.8046% 6/10/27 (b)(c)(e)	4,232,000	10,322
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(c)	2,150,000	452,120
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(c)	3,019,000	2,542,634
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	2,771,000	1,274,660
Class FFX, 4.6254% 1/16/37 (b)	2,388,000	847,740
Class GFX, 4.8445% 1/16/37 (b)(c)	942,000	235,500
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3845% 8/15/38 (b)(c)(f)	4,435,575	4,117,402
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(c)	1,976,000	810,161
Merit floater Series 2021-STOR:
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6325% 7/15/38 (b)(c)(f)	585,000	573,300
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1825% 7/15/38 (b)(c)(f)	735,000	716,625
Class J, CME Term SOFR 1 Month Index + 4.060% 9.3825% 7/15/38 (b)(c)(f)	1,847,000	1,804,023
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, CME Term SOFR 1 Month Index + 3.310% 8.6334% 4/15/38 (b)(c)(f)	9,395,419	9,254,486
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, CME Term SOFR 1 Month Index + 3.950% 9.2751% 1/15/27 (b)(c)(f)	2,144,116	2,078,611
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	1,012,000	1,023,725
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (b)(c)	1,144,000	480,163
Class E, 3.4767% 2/10/42 (b)(c)	841,000	289,471
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	986,009
Series 2012-C6 Class D, 4.5295% 11/15/45 (b)(c)	3,633,000	2,942,745
Series 2012-C6, Class F, 4.5295% 11/15/45 (b)(c)(e)	1,575,000	551,256
Series 2013-C13 Class E, 5.0563% 11/15/46 (b)(c)	1,344,674	1,212,659
Series 2013-C9:
Class D, 3.8158% 5/15/46 (b)(c)	3,000,000	2,533,500
Class E, 3.8158% 5/15/46 (b)(c)(e)	1,594,370	1,060,256
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	2,932,000	2,283,129
Morgan Stanley Capital I Trust:
sequential payer Series 2021-L5 Class A4, 2.728% 5/15/54	3,744,000	3,192,118
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(c)	3,111,166	2,888,718
Class F, 5.2113% 6/15/44 (b)(c)(e)	3,015,000	1,259,610
Series 2011-C3:
Class E, 4.9437% 7/15/49 (b)(c)	882,475	855,973
Class F, 4.9437% 7/15/49 (b)(c)	984,000	880,935
Class G, 4.9437% 7/15/49 (b)(c)	3,536,800	3,029,895
Series 2012-C4 Class D, 5.1638% 3/15/45 (b)(c)	635,221	594,729
Series 2015-MS1:
Class B, 4.023% 5/15/48 (c)	428,000	397,193
Class C, 4.023% 5/15/48 (c)	270,000	227,951
Class D, 4.023% 5/15/48 (b)(c)	2,150,000	1,389,622
Series 2017-H1:
Class C, 4.281% 6/15/50	808,000	715,058
Class D, 2.546% 6/15/50 (b)	5,262,000	3,974,337
Series 2017-HR2 Class D, 2.73% 12/15/50	1,425,000	1,120,213
Series 2018-MP Class E, 4.276% 7/11/40 (b)(c)	3,059,000	1,994,572
Series 2020-CNP Class D, 2.4276% 4/5/42 (b)(c)	1,043,000	670,426
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)	1,014,000	828,557
MSWF Commercial Mortgage Trust sequential payer:
Series 2023-1:
Class A5, 5.752% 5/15/56	1,899,000	1,973,402
Class C, 6.6828% 5/15/56 (c)	1,266,000	1,236,454
Series 2023-2:
Class B, 6.8762% 12/15/56 (c)	1,070,000	1,139,113
Class C, 7.0182% 12/15/56 (c)	834,000	854,304
Class D, 4% 12/15/56 (b)	351,000	243,935
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.790% 9.1146% 6/15/35 (b)(c)(e)(f)	222,000	11,100
Series 2019-10K:
Class E, 4.1346% 5/15/39 (b)(c)	2,293,000	1,853,763
Class F, 4.1346% 5/15/39 (b)(c)	3,014,000	2,296,172
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(c)(e)	1,754,950	1,334,815
Class AMZ3, 3.5% 1/15/37 (b)(c)(e)	822,675	550,646
Open Trust 2023-Air sequential payer Series 2023-AIR Class D, CME Term SOFR 1 Month Index + 6.680% 12.0014% 10/15/28 (b)(c)(f)	2,392,156	2,399,631
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8305% 10/15/36 (b)(c)(f)	876,926	846,234
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7785% 10/15/36 (b)(c)(f)	1,456,936	1,395,926
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.7825% 7/15/38 (b)(c)(f)	2,225,000	1,562,812
Class NR, CME Term SOFR 1 Month Index + 6.110% 11.4325% 7/15/38 (b)(c)(e)(f)	631,000	393,663
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.7993% 12/15/37 (b)(c)(f)	1,000,000	970,666
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,282,724	1,306,605
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(c)	3,206,000	2,426,750
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (b)(c)	3,855,000	3,371,900
Class G, 3.7276% 3/15/37 (b)(c)	1,782,000	1,544,120
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/38 (b)(c)(e)	2,499,000	1,382,352
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.6983% 10/15/38 (b)(c)(f)	3,339,000	3,116,858
Series 2021-MFP Class F, CME Term SOFR 1 Month Index + 2.730% 8.057% 11/15/38 (b)(c)(f)	1,344,392	1,292,019
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4% 11/15/36 (b)(c)(f)	3,024,000	2,910,784
Class J, CME Term SOFR 1 Month Index + 4.020% 9.348% 11/15/36 (b)(c)(f)	1,803,000	1,749,237
STWD Trust floater sequential payer Series 2021-LIH:
Class F, CME Term SOFR 1 Month Index + 3.660% 8.983% 11/15/36 (b)(c)(f)	3,319,000	3,171,441
Class G, CME Term SOFR 1 Month Index + 4.310% 9.632% 11/15/36 (b)(c)(f)	1,134,000	1,078,911
TPGI Trust floater Series 2021-DGWD:
Class E, CME Term SOFR 1 Month Index + 2.460% 7.7845% 6/15/26 (b)(c)(f)	732,800	730,052
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4345% 6/15/26 (b)(c)(f)	854,400	851,731
Class G, CME Term SOFR 1 Month Index + 3.960% 9.2845% 6/15/26 (b)(c)(f)	806,400	803,939
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class E, 5% 5/10/45 (b)(c)(e)	1,432,663	1,273,279
Class F, 5% 5/10/45 (b)(c)(e)	2,484,000	298,080
Series 2018-C8 Class C, 4.6841% 2/15/51 (c)	756,000	666,968
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)	2,090,000	1,694,503
Series 2012-WRM Class C, 4.238% 6/10/30 (b)(c)	890,000	764,557
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4325% 7/15/39 (b)(c)(f)	693,000	316,879
floater sequential payer Series 2021-VASA Class F, CME Term SOFR 1 Month Index + 4.010% 9.3325% 7/15/39 (b)(c)(f)	3,009,000	1,648,200
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9343% 1/18/37 (b)(c)(f)	3,000,000	2,908,032
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-SAVE Class E, CME Term SOFR 1 Month Index + 3.760% 9.0825% 2/15/40 (b)(c)(f)	450,400	435,759
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	2,108,000	1,489,836
Series 2021-C60 Class A4, 2.342% 8/15/54	2,703,000	2,233,531
Series 2015-NXS4 Class D, 3.6846% 12/15/48 (c)	1,834,000	1,664,842
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,526,000	624,424
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	1,250,000	992,313
Series 2018-C44 Class D, 3% 5/15/51 (b)	3,949,000	2,764,362
Series 2019-AA Class D, 3.514% 10/15/52	1,459,000	1,291,288
Series 2019-C49:
Class B, 4.546% 3/15/52	450,000	419,655
Class C, 4.866% 3/15/52 (c)	3,713,000	3,388,052
Series 2021-C60 Class D, 2.5% 8/15/54 (b)	761,000	506,502
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(e)	1,252,600	11,524
Series 2011-C3 Class D, 5.8545% 3/15/44 (b)(c)	1,284,756	357,650
Series 2011-C4:
Class D, 4.9786% 6/15/44 (b)(c)	1,616,000	1,358,955
Class E, 4.9786% 6/15/44 (b)(c)	1,274,000	993,720
Series 2013-C11 Class E, 4.06% 3/15/45 (b)(c)	4,999,000	3,000,327
Series 2013-C13 Class D, 4.0289% 5/15/45 (b)(c)	1,434,782	1,228,346
Series 2013-C16 Class D, 4.6501% 9/15/46 (b)(c)	409,991	368,997
WFCM:
Series 2022-C62 Class D, 2.5% 4/15/55 (b)	2,352,000	1,363,974
Series 2022-C62, Class A4, 4% 4/15/55	2,074,000	1,904,972
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (b)(c)	1,695,000	100,671
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)(e)	1,638,000	1,233,897
Class PR2, 3.516% 6/5/35 (b)(c)(e)	4,354,000	3,150,560
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $553,539,085)		476,789,402

Common Stocks - 0.0%
	Shares	Value ($)
Technology - 0.0%
Cyxtera Technologies, Inc. Class A (e)(i) (Cost $919,192)	92,200	1

Bank Loan Obligations - 1.2%
	Principal Amount (a)	Value ($)
Diversified Financial Services - 1.2%
Agellan Portfolio 9% 8/7/25 (e)(j)	908,000	908,000
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3176% 1/9/25 (c)(e)(f)(j)	4,558,038	4,307,345
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8928% 1/21/27 (c)(e)(f)(j)	1,032,615	1,032,615

TOTAL BANK LOAN OBLIGATIONS (Cost $6,497,673)		6,247,960

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(e)	3,000,000	0
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)(e)	3,100,000	31

TOTAL PREFERRED SECURITIES (Cost $6,004,704)		31

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k) (Cost $4,149,557)	4,148,728	4,149,558

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $602,805,786)	511,308,551
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(837,560)
NET ASSETS - 100.0%	510,470,991

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $358,529,793 or 70.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Level 3 security
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,659 or 0.0% of net assets.

(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.8378% 6/25/43	9/29/03	0

Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.8378% 6/25/43	9/29/03	87

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	16,918,483	51,630,209	64,399,134	174,923	-	-	4,149,558	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	59,900	516	60,416	351	-	-	-	0.0%
Total	16,978,383	51,630,725	64,459,550	175,274	-	-	4,149,558

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit and Liquidity Risk
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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